Accrued Expenses (Tables)	3 Months Ended
Mar. 31, 2013
Accrued Expenses [Abstract]
Summary of accrued expenses
	March 31,	December 31,
	2013	2012	2011
Accrued interest and preferred dividends	1,264,938	$864,607	$15,977
Accrued trade payables	3,625,350	2,442,478	724,430
Accrued compensation	767,628	857,379	250,895
	5,657,916	$4,164,464	$991,302